Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2022	2023
	(in thousands)

Computer and software	$2,637	$3,176
Furniture and office equipment	1,382	1,836
Leasehold improvements	8,883	9,631

Property and equipment, gross	12,902	14,643
Less: accumulated depreciation and amortization	(2,619)	(4,407)

Property and equipment, net	$10,283	$10,236

Depreciation and amortization expense were $331, $1,585 and $1,788 for the years ended December 31, 2021, 2022 and 2023, respectively. During the year ended December 31, 2022, and 2023, the Company wrote-off $76 and $105, respectively, of fully depreciated assets.